NB Private Markets Access Fund LLC

Consolidated Schedule of Investments

As of December 31, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES - 3.06%
Amur Equipment Finance Receivables X LLC(A)	1.64%	10/20/2027	87,862	86,010	87,266
Amur Equipment Finance Receivables XI LLC(A)	5.30%	06/21/2028	796,754	799,133	800,134
Amur Equipment Finance Receivables XII LLC(A)	6.09%	12/20/2029	284,865	287,090	288,655
Avis Budget Rental Car Funding AESOP LLC(A)	2.36%	03/20/2026	150,000	147,447	149,527
BMW Vehicle Owner Trust 2023-A	5.72%	04/27/2026	30,457	30,482	30,497
Capital One Prime Auto Receivables Trust 2023-1	4.87%	02/15/2028	439,000	439,779	440,629
Carmax Auto Owner Trust 2023-3	5.20% (30-Day Average SOFR + 0.60%)	11/16/2026	192,845	193,028	192,941
CCG Receivables Trust 2022-1(A)	3.91%	07/16/2029	95,974	94,971	95,681
CCG Receivables Trust 2023-1(A)	5.82%	09/16/2030	49,321	49,445	49,698
CCG Receivables Trust 2024-1(A)	4.99%	03/15/2032	689,000	688,938	692,607
Chase Auto Owner Trust 2024-4(A)	5.25%	09/27/2027	491,249	494,558	493,162
Citizens Auto Receivables Trust 2024-1(A)	5.11%	04/17/2028	750,000	749,642	755,027
Citizens Auto Receivables Trust 2024-2(A)	5.54%	11/16/2026	730,583	730,545	733,003
CNH Equipment Trust 2022-C	5.15%	04/17/2028	404,458	404,511	407,081
CNH Equipment Trust 2023-B	5.90%	02/16/2027	119,987	120,469	120,421
CNH Equipment Trust 2024-A	5.19%	07/15/2027	59,213	59,209	59,340
CNH Equipment Trust 2024-B	5.19%	09/17/2029	230,000	229,982	232,959
Connecticut Avenue Securities Trust 2024-R03(A)	5.72% (30-Day Average SOFR + 1.15%)	03/25/2044	470,283	470,718	470,311
Dell Equipment Finance Trust 2023-3(A)	6.10%	04/23/2029	238,322	239,709	239,078
Dell Equipment Finance Trust 2023-3(A)	5.93%	04/23/2029	100,000	100,524	101,312
DLLAA 2023-1 LLC(A)	5.93%	07/20/2026	198,803	199,267	199,576
DLLMT 2023-1 LLC(A)	5.78%	11/20/2025	17,599	17,599	17,626
DLLMT 2024-1 LLC(A)	5.08%	02/22/2027	1,130,000	1,129,923	1,134,224
DLLST 2024-1 LLC(A)	5.33%	01/20/2026	43,589	43,589	43,676
Flagship Credit Auto Trust 2024-1(A)	5.48%	10/16/2028	96,000	96,545	96,995
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	8,249	8,242	8,250
Ford Credit Auto Lease Trust 2023-B	5.90%	02/15/2026	56,913	57,025	56,936
Ford Credit Auto Lease Trust 2024-A	5.06%	05/15/2027	159,000	158,987	159,782
Ford Credit Auto Owner Trust 2024-A	4.96% (30-Day Average SOFR + 0.36%)	01/15/2027	998,962	998,962	999,364
GLS Auto Select Receivables Trust 2024-3(A)	5.59%	10/15/2029	884,756	894,883	895,051
GM Financial Automobile Leasing Trust 2023-3	5.58%	01/20/2026	306,694	306,912	307,061
Gracie Point International Funding 2024-1 LLC(A)	6.61% (90-Day Average SOFR + 1.70%)	03/01/2028	415,000	416,018	416,153
GreatAmerica Leasing Receivables Funding LLC Series 2021-2(A)	0.67%	07/15/2025	7,035	6,978	7,023
GreatAmerica Leasing Receivables Funding LLC Series 2024-2(A)	5.28%	03/15/2027	1,403,000	1,410,209	1,413,763
GreatAmerica Leasing Receivables(A)	5.32%	08/17/2026	139,188	139,176	139,705
Harley-Davidson Motorcycle Trust 2023-B	5.92%	12/15/2026	98,744	99,038	99,011
Hilton Grand Vacations Trust 2024-3(A)	4.98%	08/27/2040	240,833	239,742	239,581
Honda Auto Receivables 2023-3 Owner Trust	5.41%	02/18/2028	1,150,000	1,161,589	1,161,458
HPEFS Equipment Trust 2023-2(A)	6.04%	01/21/2031	311,075	313,067	312,358
John Deere Owner Trust 2023-B	5.18%	03/15/2028	752,000	752,693	758,197
John Deere Owner Trust 2024	4.97% (30-Day Average SOFR + 0.37%)	02/16/2027	833,204	833,204	833,810
JP Morgan Mortgage Trust 2023-HE3(A)	6.15% (30-Day Average SOFR + 1.60%)	05/25/2054	329,070	330,657	331,836
Mercedes-Benz Auto Lease Trust 2024-A	5.44%	02/16/2027	617,393	620,799	620,338
MMAF Equipment Finance LLC 2022-A(A)	3.20%	01/13/2028	60,508	58,945	59,938
MMAF Equipment Finance LLC 2024-A(A)	5.20%	09/13/2027	95,538	95,537	95,905
MVW 2021-2 LLC(A)	1.43%	05/20/2039	515,802	479,662	483,815
MVW 2023-2 LLC(A)	6.18%	11/20/2040	250,288	255,988	255,879
Navient Private Education Refi Loan Trust 2020-G(A)	1.17%	09/16/2069	139,443	127,796	127,786
Navient Private Education Refi Loan Trust 2021-C(A)	1.06%	10/15/2069	1,304,323	1,162,102	1,162,743
Navient Private Education Refi Loan Trust 2021-E(A)	0.97%	12/16/2069	722,205	625,843	635,914
Navient Private Education Refi Loan Trust 2021-F(A)	1.11%	02/18/2070	86,151	74,675	75,216
Navient Private Education Refi Loan Trust 2024-A(A)	5.66%	10/15/2072	1,006,612	1,014,396	1,017,087
OCCU Auto Receivables Trust 2022-1(A)	5.50%	10/15/2027	215,204	214,477	215,951
OneMain Financial Issuance Trust 2022-2(A)	4.89%	10/14/2034	489,634	486,047	489,867
OneMain Financial Issuance Trust 2020-2(A)	1.75%	09/14/2035	665,000	632,453	638,693
PFS Financing Corp(A)	3.89%	05/15/2027	300,000	296,165	299,183
PFS Financing Corp(A)	5.75% (30-Day Average SOFR + 1.15%)	08/15/2027	572,000	574,730	574,190
PFS Financing Corp(A)	5.27%	05/15/2028	750,000	760,438	756,121
PFS Financing Corp(A)	5.45% (30-Day Average SOFR + 0.85%)	07/17/2028	700,000	700,000	703,089
Porsche Financial Auto Securitization Trust 2023-2(A)	5.88%	11/23/2026	180,448	181,006	180,786
Porsche Financial Auto Securitization Trust 2023-2(A)	5.18% (30-Day Average SOFR + 0.58%)	11/23/2026	81,446	81,489	81,492
Porsche Financial Auto Securitization Trust 2024-1(A)	4.44%	01/22/2030	1,662,000	1,661,642	1,656,691
Prestige Auto Receivables Trust 2021-1(A)	1.53%	02/15/2028	131,980	126,615	130,480
Santander Drive Auto Receivables Trust 2024-3	5.91%	06/15/2027	725,644	725,619	728,436
SBA Tower Trust(A)	2.84%	01/15/2025	125,000	125,000	124,872
SBNA Auto Lease Trust 2024-A(A)	5.39%	11/20/2026	1,250,000	1,256,385	1,256,964
SBNA Auto Lease Trust 2024-C(A)	4.56%	02/22/2028	967,000	966,923	966,582
SCCU Auto Receivables Trust 2024-1(A)	5.11%	06/15/2029	673,000	675,481	674,863
SFS Auto Receivables Securitization Trust 2024-1(A)	5.35%	06/21/2027	574,574	575,605	575,798
SFS Auto Receivables Securitization Trust 2024-2(A)	5.71%	10/20/2027	497,453	499,804	499,800
SFS Auto Receivables Securitization Trust 2024-2(A)	5.33%	11/20/2029	428,000	427,931	432,196
Sierra Timeshare 2023-2 Receivables Funding LLC(A)	5.80%	04/20/2040	697,026	702,039	699,343
Sierra Timeshare 2024-1 Receivables Funding LLC(A)	5.35%	01/20/2043	746,201	746,695	745,419
Sofi Professional Loan Program 2019-C LLC(A)	2.37%	11/16/2048	200,434	189,474	191,187
T-Mobile US Trust 2022-1(A)	4.91%	05/22/2028	490,053	489,727	490,580
Tesla Auto Lease Trust 2024-B(A)	4.79%	01/20/2027	699,000	698,949	699,930
Towd Point Mortgage Trust 2017-5(A)	5.05% (1-Month SOFR + 0.71%)	02/25/2057	65,544	65,216	68,423
Towd Point Mortgage Trust 2018-5(A)	3.25%	07/25/2058	161,868	157,073	159,145
Towd Point Mortgage Trust 2020-4(A)	1.75%	10/25/2060	232,859	207,302	208,563
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	31,645	31,644	31,667
Toyota Auto Receivables 2023-D Owner Trust	5.80%	11/16/2026	192,128	193,086	192,784
USAA Auto Owner Trust 2023-A(A)	5.58%	05/15/2028	1,038,000	1,039,544	1,047,878
Verizon Master Trust	3.67%	01/22/2029	637,000	630,377	634,124
Verizon Master Trust	5.27% (30-Day Average SOFR + 0.67%)	08/20/2030	989,000	989,000	996,578
Verizon Master Trust	5.02% (30-Day Average SOFR + 0.42%)	11/20/2030	857,000	857,000	856,527
Volkswagen Auto Lease Trust 2024-A	5.40%	12/21/2026	1,664,346	1,671,005	1,672,609
Volkswagen Auto Loan Enhanced Trust 2024-1	4.63%	07/20/2029	526,000	525,951	527,047
Westlake Automobile Receivables Trust 2024-1(A)	5.44%	05/17/2027	661,000	662,969	665,530
Westlake Automobile Receivables Trust 2024-2(A)	5.26% (30-Day Average SOFR + 0.66%)	08/16/2027	1,000,000	1,001,234	1,001,050
World Omni Auto Receivables Trust 2024-C	4.78%	01/18/2028	920,000	919,982	921,682
TOTAL ASSET-BACKED SECURITIES				43,292,315	43,401,506

BANK LOANS - 0.36%
Caesars Entertainment, Inc.	6.61% (3-Month SOFR + 2.25%)	01/24/2031	496,250	495,169	496,404
Central Parent, Inc.	7.58% (3-Month SOFR + 3.25%)	07/06/2029	496,250	495,161	488,871
Consolidated Communications, Inc.	7.97% (1-Month SOFR + 3.50%)	10/04/2027	630,000	630,000	622,686
Covia Holdings LLC	8.85% (3-Month SOFR + 4.00%)	07/31/2026	500,000	499,010	497,875
Flexera Software LLC	7.35% (1-Month SOFR + 3.00%)	03/03/2028	496,208	491,250	499,001
Ingram Micro, Inc.	7.08% (3-Month SOFR + 2.75%)	09/17/2031	235,263	231,877	236,440
Medline Borrower, L.P.	6.82% (1-Month SOFR + 2.25%)	10/23/2028	447,464	439,869	448,668
Sedgwick Claims Management Services, Inc.	7.59% (3-Month SOFR + 3.00%)	07/31/2031	748,125	746,358	751,866
UKG, Inc.	7.62% (3-Month SOFR + 3.50%)	01/30/2031	746,250	745,435	750,981
William Morris Endeavor Entertainment LLC	7.22% (1-Month SOFR + 2.75%)	05/18/2025	481,567	480,958	482,169
TOTAL BANK LOANS				5,255,087	5,274,961

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.44%
1211 Avenue of the Americas Trust 2015-1211(A)	3.90%	08/10/2035	740,000	727,923	730,246
BANK 2017-BNK6	3.29%	07/15/2060	523,427	513,690	517,912
BANK 2017-BNK7	3.27%	09/15/2060	654,613	642,346	644,416
BANK 2017-BNK8	3.31%	11/15/2050	301,345	295,093	295,789
BANK 2018-BNK10	3.64%	02/15/2061	672,470	659,508	663,128
Bank 2019-BNK19	3.07%	08/15/2061	280,449	265,173	268,849
BANK 2020-BNK30	1.67%	12/15/2053	500,000	455,837	453,839
Bank 2019-BNK24	2.93%	11/15/2062	794,974	746,662	761,851
Banc of America Commercial Mortgage Trust 2015-UBS7	3.43%	09/15/2048	219,913	216,282	218,770
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	115,257	111,932	113,829
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	324,856	312,597	321,543
Benchmark 2019-B13 Mortgage Trust	2.89%	08/15/2057	277,617	266,338	265,701
Cantor Commercial Real Estate Lending 2019-CF1	3.66%	05/15/2052	331,463	320,698	324,219
CD 2017-CD3 Mortgage Trust	3.45%	02/10/2050	437,498	426,441	430,772
CD 2017-CD6 Mortgage Trust	3.33%	11/13/2050	456,766	444,414	448,443
Citigroup Commercial Mortgage Trust 2015-GC31	3.43%	06/10/2048	87,820	86,867	87,693
Citigroup Commercial Mortgage Trust 2016-GC36	3.37%	02/10/2049	438,304	431,714	435,295
Citigroup Commercial Mortgage Trust 2017-P7	3.51%	04/14/2050	804,715	791,201	795,277
CSAIL 2018-C14 Commercial Mortgage Trust	4.36%	11/15/2051	197,834	194,533	196,285
DBGS 2018-C1 Mortgage Trust	4.30%	10/15/2051	770,503	754,000	763,680
GS Mortgage Securities Trust 2016-GS4	3.28%	11/10/2049	360,033	351,065	356,369
GS Mortgage Securities Trust 2018-GS10	4.11%	07/10/2051	206,198	199,855	203,909
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	200,669	186,432	193,030
GS Mortgage Securities Trust 2019-GC42	2.91%	09/10/2052	466,019	451,871	446,005
JPMCC Commercial Mortgage Securities Trust 2017-JP6	3.28%	07/15/2050	221,517	214,143	218,375
JPMDB Commercial Mortgage Securities Trust 2017-C5	3.49%	03/15/2050	1,354,962	1,334,955	1,335,118
Morgan Stanley Capital I Trust 2016-BNK2	2.86%	11/15/2049	255,329	247,576	251,814
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.40%	05/15/2050	317,363	310,385	313,042
UBS Commercial Mortgage Trust 2017-C2	3.26%	08/15/2050	837,817	814,220	824,502
UBS Commercial Mortgage Trust 2017-C5	3.35%	11/15/2050	628,301	617,098	616,609
UBS Commercial Mortgage Trust 2018-C10	4.21%	05/15/2051	516,558	511,735	511,111
UBS Commercial Mortgage Trust 2018-C15	4.20%	12/15/2051	684,797	671,496	673,122
Wells Fargo Commercial Mortgage Trust 2015-P2	3.66%	12/15/2048	249,363	247,388	248,163
Wells Fargo Commercial Mortgage Trust 2016-LC25	3.49%	12/15/2059	635,125	622,512	630,808
Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.83%	11/15/2049	324,520	317,964	321,876
Wells Fargo Commercial Mortgage Trust 2017-C40	3.40%	10/15/2050	1,334,237	1,311,736	1,313,854
Wells Fargo Commercial Mortgage Trust 2018-C43	3.95%	03/15/2051	489,355	477,803	482,251
Wells Fargo Commercial Mortgage Trust 2019-C50	3.64%	05/15/2052	193,120	186,804	189,069
Wells Fargo Commercial Mortgage Trust 2019-C52	2.83%	08/15/2052	1,498,479	1,411,104	1,436,199
Wells Fargo Commercial Mortgage Trust 2019-C53	2.96%	10/15/2052	1,150,411	1,100,483	1,112,257
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				20,249,874	20,415,020

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS(A) - 1.68%
BRAVO 2024-NQM6	5.41%	08/01/2064	193,546	194,844	192,644
Chase Home Lending Mortgage Trust Series 2024-2	6.00%	02/25/2055	136,539	135,370	136,732
Chase Home Lending Mortgage Trust Series 2024-4	6.00%	03/25/2055	83,015	82,423	83,074
COLT 2024-INV2 Mortgage Loan Trust	6.42%	05/25/2069	1,154,852	1,173,725	1,167,622
Connecticut Avenue Securities Trust 2021-R03	5.42% (30-Day Average SOFR + 0.85%)	12/25/2041	97,018	96,249	96,949
Connecticut Avenue Securities Trust 2022-R01	5.57% (30-Day Average SOFR + 1.00%)	12/25/2041	89,813	89,313	89,751
Connecticut Avenue Securities Trust 2022-R04	6.57% (30-Day Average SOFR + 2.00%)	03/25/2042	126,302	126,692	127,784
Connecticut Avenue Securities Trust 2022-R05	6.47% (30-Day Average SOFR + 1.90%)	04/25/2042	68,839	68,979	69,312
Connecticut Avenue Securities Trust 2022-R07	7.52% (30-Day Average SOFR + 2.95%)	06/25/2042	256,055	263,307	264,558
Connecticut Avenue Securities Trust 2022-R08	7.12% (30-Day Average SOFR + 2.55%)	07/25/2042	483,618	495,342	496,608
Connecticut Avenue Securities Trust 2022-R08	6.87% (30-Day Average SOFR + 2.30%)	01/25/2043	1,078,772	1,102,495	1,103,758
Connecticut Avenue Securities Trust 2023-R03	7.07% (30-Day Average SOFR + 2.50%)	04/25/2043	1,795,837	1,829,508	1,828,952
Connecticut Avenue Securities Trust 2023-R05	6.47% (30-Day Average SOFR + 1.90%)	06/25/2043	495,095	501,732	500,063
Connecticut Avenue Securities Trust 2023-R07	6.52% (30-Day Average SOFR + 1.95%)	09/25/2043	419,614	424,217	423,472
Connecticut Avenue Securities Trust 2023-R08	6.07% (30-Day Average SOFR + 1.50%)	10/25/2043	1,726,873	1,732,015	1,735,141
Connecticut Avenue Securities Trust 2024-R01	5.62% (30-Day Average SOFR + 1.05%)	01/25/2044	439,777	440,096	440,163
Connecticut Avenue Securities Trust 2024-R02	5.67% (30-Day Average SOFR + 1.10%)	02/25/2044	1,504,348	1,505,447	1,506,079
Connecticut Avenue Securities Trust 2024-R04	5.67% (30-Day Average SOFR + 1.10%)	05/25/2044	744,372	744,441	744,595
Connecticut Avenue Securities Trust 2024-R05	5.57% (30-Day Average SOFR + 1.00%)	07/25/2044	1,146,553	1,146,553	1,147,059
Connecticut Avenue Securities Trust 2024-R06	5.62% (30-Day Average SOFR + 1.05%)	09/25/2044	835,766	835,766	836,549
Freddie Mac STACR REMIC Trust 2021-DNA7	5.42% (30-Day Average SOFR + 0.85%)	11/25/2041	176,079	175,807	175,835
Freddie Mac STACR REMIC Trust 2021-HQA4	5.52% (30-Day Average SOFR + 0.95%)	12/25/2041	531,585	526,454	531,587
Freddie Mac STACR REMIC Trust 2022-DNA1	5.57% (30-Day Average SOFR + 1.00%)	01/25/2042	1,357,960	1,357,531	1,358,446
Freddie Mac STACR REMIC Trust 2022-DNA2	5.87% (30-Day Average SOFR + 1.30%)	02/25/2042	305,532	306,253	306,103
Freddie Mac STACR REMIC Trust 2022-DNA4	6.77% (30-Day Average SOFR + 2.20%)	05/25/2042	504,620	512,572	512,636
Freddie Mac STACR REMIC Trust 2022-DNA5	7.52% (30-Day Average SOFR + 2.95%)	06/25/2042	637,810	654,914	656,715
Freddie Mac STACR REMIC Trust 2022-DNA6	6.72% (30-Day Average SOFR + 2.15%)	09/25/2042	788,879	798,816	796,353
Freddie Mac STACR REMIC Trust 2023-DNA1	6.67% (30-Day Average SOFR + 2.10%)	03/25/2043	138,716	139,234	140,718
Freddie Mac STACR REMIC Trust 2023-HQA1	6.57% (30-Day Average SOFR + 2.00%)	05/25/2043	205,494	207,835	208,124
Freddie Mac STACR REMIC Trust 2024-HQA1	5.82% (30-Day Average SOFR + 1.25%)	03/25/2044	1,032,620	1,032,620	1,033,633
Freddie Mac STACR REMIC Trust 2024-DNA1	5.92% (30-Day Average SOFR + 1.35%)	02/25/2044	437,514	437,514	438,222
Freddie Mac STACR REMIC Trust 2024-DNA2	5.77% (30-Day Average SOFR + 1.20%)	05/25/2044	1,133,747	1,134,611	1,137,477
Freddie Mac STACR REMIC Trust 2022-DNA3	7.47% (30-Day Average SOFR + 2.90%)	04/25/2042	893,000	924,813	924,811
Freddie Mac Structured Agency Credit Risk Debt Notes	6.57% (30-Day Average SOFR + 2.00%)	06/25/2043	113,551	114,363	114,217
GCAT 2019-NQM3 Trust	3.69%	11/25/2059	157,324	149,516	151,536
JP Morgan Mortgage Trust 2023-HE2	6.30% (30-Day Average SOFR + 1.70%)	03/25/2054	46,023	46,023	46,415
JP Morgan Mortgage Trust 2024-2	6.00%	08/25/2054	133,305	132,440	133,295
JP Morgan Mortgage Trust 2024-HE1	6.10% (30-Day Average SOFR + 1.50%)	08/25/2054	199,347	199,347	200,477
OBX 2023-NQM7 Trust	6.84%	04/25/2063	187,001	190,502	189,638
OBX 2024-NQM4 Trust	6.07%	01/25/2064	267,293	267,460	268,639
OBX 2024-NQM14 Trust	4.94%	09/25/2064	508,012	508,012	500,854
Sequoia Mortgage Trust 2024-7	5.50%	08/25/2054	402,627	398,579	401,023
Towd Point Mortgage Trust 2024-CES2	6.13%	02/25/2064	250,199	250,196	252,033
Verus Securitization Trust 2024-7	5.10%	09/25/2069	392,811	390,112	389,763
TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS				23,844,038	23,859,415

CORPORATE BONDS - 8.75%
AbbVie, Inc.	3.60%	05/14/2025	355,000	353,242	353,533
AbbVie, Inc.	2.95%	11/21/2026	2,930,000	2,852,903	2,846,192
Amgen, Inc.	2.20%	02/21/2027	4,005,000	3,819,402	3,797,799
Apple, Inc.	1.13%	05/11/2025	280,000	276,585	276,662
Bank of America Corp.	3.50%	04/19/2026	2,530,000	2,492,391	2,492,081
Barclays PLC	7.33%	11/02/2026	1,430,000	1,453,157	1,455,805
Barclays PLC	5.83%	05/09/2027	3,705,000	3,738,532	3,744,795
Boeing Co.	5.04%	05/01/2027	7,430,000	7,445,354	7,447,827
BP Capital Markets America, Inc.	3.80%	09/21/2025	345,000	343,028	343,443
Broadcom, Inc.	3.46%	09/15/2026	485,000	475,570	475,794
Charles Schwab Corp.	5.88%	08/24/2026	6,305,000	6,420,746	6,413,658
Charter Communications Operating LLC	4.91%	07/23/2025	2,155,000	2,147,581	2,152,479
Charter Communications Operating LLC	6.15%	11/10/2026	2,230,000	2,264,192	2,273,288
Citibank NA	5.49%	12/04/2026	4,100,000	4,161,630	4,160,523
Crown Castle, Inc.	5.00%	01/11/2028	2,835,000	2,841,508	2,832,121
Crown Castle, Inc.	1.35%	07/15/2025	370,000	362,743	362,910
Dell International LLC / EMC Corp	4.90%	10/01/2026	4,870,000	4,894,978	4,884,168
Discovery Communications LLC	3.95%	03/20/2028	3,910,000	3,740,430	3,702,373
Discovery Communications LLC	4.90%	03/11/2026	455,000	453,280	453,539
Duke Energy Corp.	0.90%	09/15/2025	505,000	491,584	491,351
European Bank for Reconstruction & Development	0.50%	01/28/2026	1,400,000	1,341,995	1,342,084
Exelon Corp.	2.75%	03/15/2027	1,980,000	1,902,542	1,896,201
Fifth Third Bancorp	6.36%	10/27/2028	3,620,000	3,738,157	3,743,588
General Motors Financial Co., Inc.	6.00%	01/09/2028	3,650,000	3,754,599	3,746,384
Goldman Sachs Group, Inc.	3.85%	01/26/2027	5,095,000	5,017,728	5,000,132
HCA, Inc.	3.13%	03/15/2027	410,000	395,143	394,503
HSBC Holdings PLC	5.89%	08/14/2027	2,675,000	2,712,112	2,714,401
Intel Corp.	4.88%	02/10/2026	4,125,000	4,125,403	4,125,801
International Bank for Reconstruction & Development	0.75%	11/24/2027	1,480,000	1,336,059	1,336,070
International Finance Corp	0.75%	10/08/2026	1,425,000	1,339,805	1,338,858
Kreditanstalt fuer Wiederaufbau	5.13%	09/29/2025	2,000,000	2,006,603	2,010,565
Lloyds Banking Group PLC	5.99%	08/07/2027	2,655,000	2,692,850	2,694,450
McDonald's Corp.	3.30%	07/01/2025	355,000	352,465	352,476
Molson Coors Beverage Co.	3.00%	07/15/2026	1,930,000	1,888,160	1,879,900
Morgan Stanley	5.05%	01/28/2027	2,890,000	2,895,627	2,900,121
Occidental Petroleum Corp.	5.55%	03/15/2026	4,590,000	4,620,304	4,606,010
Occidental Petroleum Corp	5.00%	08/01/2027	710,000	719,690	710,283
Oracle Corp.	1.65%	03/25/2026	3,015,000	2,903,011	2,907,064
Oracle Corp.	2.50%	04/01/2025	275,000	273,160	273,419
Pacific Gas and Electric Co.	3.15%	01/01/2026	2,155,000	2,114,178	2,117,050
Province of Quebec Canada	2.50%	04/20/2026	3,130,000	3,069,784	3,052,321
Province of Ontario Canada	2.50%	04/27/2026	3,530,000	3,468,138	3,441,708
SBA Tower Trust(A)	1.88%	01/15/2026	247,000	247,000	239,326
Southern Co.	5.11%	08/01/2027	3,635,000	3,671,598	3,665,181
Starbucks Corp.	3.80%	08/15/2025	345,000	342,998	343,254
Truist Financial Corp.	4.26%	07/28/2026	4,125,000	4,125,000	4,108,773
UBS Group AG(A)	5.71%	01/12/2027	4,125,000	4,151,277	4,154,557
Warnermedia Holdings, Inc.	3.64%	03/15/2025	785,000	782,472	782,351
WEC Energy Group, Inc.	4.75%	01/09/2026	2,320,000	2,321,470	2,321,143
Wells Fargo & Co.	3.91%	04/25/2026	5,010,000	5,010,000	4,994,652
TOTAL CORPORATE BONDS				124,348,164	124,152,967

SHORT-TERM INVESTMENTS - 14.02%
MONEY MARKET FUND - 9.30%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4.43%(B)		131,997,235	131,997,235	131,997,235

UNITED STATES TREASURY BILLS(C) - 2.74%
United States Treasury Bill	4.48%	01/21/2025	12,000,000	11,970,616	11,973,127
United States Treasury Bill	4.50%	02/13/2025	12,000,000	11,936,680	11,940,663
United States Treasury Bill	4.49%	02/25/2025	15,000,000	14,899,123	14,905,500
TOTAL UNITED STATES TREASURY BILLS				38,806,419	38,819,290

UNITED STATES TREASURY NOTES - 1.98%
United States Treasury Note	1.13%	01/15/2025	5,010,000	5,003,182	5,004,265
United States Treasury Note	1.50%	02/15/2025	5,165,000	5,142,870	5,146,909
United States Treasury Note	1.75%	03/15/2025	4,270,000	4,242,988	4,248,483
United States Treasury Note	4.38%	12/15/2026	7,135,000	7,247,003	7,150,608
United States Treasury Note	3.88%	11/30/2027	5,610,000	5,555,083	5,546,011
United States Treasury Note	4.13%	07/31/2028	1,010,000	1,009,367	1,002,898
TOTAL UNITED STATES TREASURY NOTES				28,200,493	28,099,174

TOTAL SHORT-TERM INVESTMENTS				199,004,147	198,915,699

COMMON STOCKS - 0.14%
Unity Software Inc.			87,120	8,005,334	1,957,586
TOTAL COMMON STOCKS				8,005,334	1,957,586

EXCHANGE-TRADED FUNDS - 1.05%
SPDR Bloomberg Short Term High Yield			392,465	9,866,570	9,909,741
SPDR Blackstone Senior Loan			119,104	4,954,726	4,970,210
TOTAL EXCHANGE-TRADED FUNDS				14,821,296	14,879,951

PRIVATE FUNDS(D) - 72.55%	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	7,893,243	29,189,898
Aechelon InvestCo LP	Co-Investment	08/2024	North America	9,444,909	9,432,186
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021-06/2024	North America	6,993,512	13,853,388
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024-10/2024	North America	12,960,688	12,896,427
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-07/2024	North America	2,012,256	3,069,518
Aquiline Madonna Co-Invest L.P.	Co-Investment	10/2024	North America	20,381,400	20,280,000
Aurelia Co-Invest SCSP	Co-Investment	05/2024-11/2024	Europe	8,818,030	9,704,470
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,430,567
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2024	Europe	7,164,394	13,623,143
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,404	4,978,707
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	7,178,992
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,556,440
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	16,549,748	30,036,351
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	11,595,513	14,118,378
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-10/2024	North America	7,065,356	8,354,804
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022-09/2023	North America	4,062,865	9,718,961
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,615,493	2,011,220
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022-12/2022	North America	6,455,020	10,456,927
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	12,361,383
DSS Holdings I L.P.(G)	Co-Investment	10/2024	North America	12,210,000	12,210,000
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	9,256,000	11,631,116
EQT X Co-Investment (A) SCSp	Co-Investment	07/2024	North America	20,841,600	20,817,486
EQT X Co-Investment (F) SCSp	Co-Investment	02/2024	North America	13,099,180	12,920,764
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	2,027,293	12,382,125
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	10,148,801
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	3,303,490
HCI Equity Partners EV I, L.P.	Secondary	09/2024	North America	30,508,521	30,780,445
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	8,316,799
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	13,282,808
KKR Abacus Co-Invest L.P.	Co-Investment	10/2024	Europe	22,615,362	21,308,532
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,284,993	2,796,583
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	North America	9,673,380	10,412,584
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,570,309
KMNOCH Investor, L.P.(G)	Co-Investment	11/2022	North America	16,970,931	17,581,263
L Catterton Growth IV, L.P.	Primary	03/2021-12/2024	North America	11,914,116	12,051,183
Lightyear AMP CV, L.P.	Secondary	04/2024-10/2024	North America	27,249,524	29,170,751
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-10/2021	North America	2,893,688	4,271,235
Magnus 2024, L.P.	Co-Investment	04/2024-11/2024	North America	7,872,813	8,081,870
Material Co-Invest, L.P.	Co-Investment	10/2022-12/2024	North America	13,722,420	10,564,994
NB Convert Harp Aggregator LP	Co-Investment	11/2023-10/2024	North America	7,702,976	9,714,339
NB Convert Elevate Aggregator LP	Co-Investment	11/2023-10/2024	North America	15,435,617	19,489,004
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	03/2023-10/2024	North America	5,817,627	8,032,952
NB Credit Opps Co-Investment (Vetcor II) LP	Co-Investment	08/2023-10/2024	North America	1,706,522	2,140,618
NB Electron Aggregator LP	Co-Investment	08/2023-10/2024	North America	25,014,923	31,140,175
NB Franklin LP	Co-Investment	05/2024-10/2024	North America	25,244,510	26,097,371
NB Geyser Aggregator LP	Co-Investment	12/2024	North America	21,326,071	21,100,000
NB Lowcode Private Equity(G)	Co-Investment	11/2022-10/2024	North America	2,913,486	4,670,779
NB Mariner Aggregator LP	Co-Investment	10/2024-11/2024	North America	65,000,000	66,674,776
NB Mavis Aggregator LP	Co-Investment	05/2023-10/2024	North America	20,005,021	23,862,601
NB Pref Harp Aggregator LP	Co-Investment	11/2023-04/2024	North America	9,311,275	11,167,260
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	4,170,586	6,797,360
Olympus FG Holdco, L.P.	Co-Investment	08/2022-08/2024	North America	5,060,881	4,192,515
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,823,419
Platinum Equity Vulcan Co-Investors, L.P.	Co-Investment	03/2024	North America	16,190,000	17,248,596
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022-12/2024	North America	10,006,875	10,953,385
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	3,893,395
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021-12/2024	North America	8,935,000	6,683,318
Providence Equity Partners (Unity) S.C.Sp.	Secondary	05/2024-12/2024	Europe	10,438,456	15,815,724
RealPage Parent, LP(G)	Co-Investment	04/2021	North America	6,500,000	9,996,876
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,152,545	9,331,568
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	4,548,734	4,626,770
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,663,851	11,473,114
Sabel InvestCo LP(H)	Co-Investment	10/2024	North America	6,800,000	6,800,000
Searchlight Capital III CVL Co-Invest Partners II, L.P.	Co-Investment	12/2024	North America	15,921,398	15,869,088
Searchlight Capital CF SPK, L.P.	Secondary	11/2023-10/2024	North America	12,816,747	17,860,542
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	11,394,506
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021-04/2022	North America	5,789,976	13,849,464
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,566,350
TA Spartan Parent, LLC(G)	Co-Investment	07/2023	North America	10,130,000	10,386,492
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-12/2024	North America	4,017,714	5,696,754
THL Fund Investors (Altar), L.P.	Co-Investment	12/2022-12/2024	North America	4,951,506	8,600,997
THL Fund Investors (Iconic), L.P.	Co-Investment	06/2023-12/2024	North America	10,257,497	11,642,826
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023	North America	7,790,088	9,059,133
TPG IX Charger CI II, L.P.	Co-Investment	07/2024	North America	12,843,370	12,718,173
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	8,635,900	12,689,954
Truelink-Vista, L.P.	Co-Investment	10/2022-09/2024	North America	3,509,073	10,745,619
True Wind Capital Continuation, L.P.	Secondary	03/2023-01/2024	North America	8,213,114	9,611,787
Vistria Soliant Holdings, L.P.	Co-Investment	07/2024	North America	16,000,000	16,000,000
WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	4,119,358	7,960,127
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	10,392,346
ZM Parent Holding LLC(G)	Co-Investment	03/2022	North America	4,532,000	6,101,071
TOTAL PRIVATE FUNDS				840,808,742	1,029,726,042

TOTAL INVESTMENTS (Cost $1,279,628,997) - 103.05%					1,462,583,147
Other Assets & Liabilities (Net) - (3.05%)					(43,347,800)
TOTAL NET ASSETS - 100.00%					$1,419,235,347

(A)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the total value of these securities was $59,335,521, representing 4.18% of net assets.

(B)	The rate is the annualized seven-day yield as of December 31, 2024.

(C)	Each issue shows the rate of the discount at the time of purchase.

(D)	Non-income producing securities, which are restricted as to resale and illiquid.

(E)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)	The fair value of the investment was determined using a significant unobservable input.

(H)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the "Subsidiary").

Valuation of Investments

The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.

Liquid Investments:

Equity Investments:  Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments:  Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of December 31, 2024.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$-	$43,401,506	$-	$-	$43,401,506
Bank Loans	-	5,274,961	-	-	5,274,961
Commercial Mortgage-Backed Securities	-	20,415,020	-	-	20,415,020
Collateralized Mortgage-Backed Obligations	-	23,859,415	-	-	23,859,415
Common Stocks	1,957,586	-	-	-	1,957,586
Corporate Bonds	-	124,152,967	-	-	124,152,967
Exchange-Traded Funds	14,879,951	-	-	-	14,879,951
Private Funds	-	-	112,128,711	917,597,331	1,029,726,042
Short-Term Investments	198,915,699	-	-	-	198,915,699
Total Investments	$215,753,236	$217,103,869	$112,128,711	$917,597,331	$1,462,583,147

Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

As of December 31, 2024, the Fund had Level 3 investments valued at $112,128,711. The fair value of investments valued at $917,597,331 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2024.

			Unobservable Inputs
Investments	Fair Value as of December 31, 2024	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$22,596,492	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	74,864,564	Market Approach	LTM EBITDA	10.4x-18.2x	13.4x
Co-Investment	14,667,655	Market Approach	LTM Revenue	9.2x-23x	18.6x
Total Investments	$112,128,711

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2024, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$12,608,195	$212,805

During the period ended December 31, 2024, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $7,061,855 and $212,805, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

The estimated remaining life of the Fund’s investments as of December 31, 2024, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.